Stock Option, Restrictive Stock Incentive, And Dividend Reinvestment Plans (Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted)(Details) - Employee Stock Options [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expected dividend yield	1.68%	1.70%	1.84%
Expected weighted-average lives of options granted	6 years 2 months	6 years 2 months	6 years 1 month
Expected weighted-average volatility	32.26%	33.79%	36.19%
Expected volatility range, minimum	23.67%	24.55%	27.27%
Expected volatility range, maximum	40.85%	61.49%	62.98%
Risk-free interest rate	1.68%	1.96%	1.16%